American Century Investments®
Quarterly Portfolio Holdings
Equity Income Fund
June 30, 2022

Equity Income - Schedule of Investments
JUNE 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 76.5%
Aerospace and Defense — 2.3%
Raytheon Technologies Corp.	2,498,927	240,171,874
Air Freight and Logistics — 0.3%
United Parcel Service, Inc., Class B	149,464	27,283,159
Auto Components — 0.4%
Bridgestone Corp.(1)	998,000	36,386,451
Banks — 2.9%
Commerce Bancshares, Inc.	598,347	39,281,480
JPMorgan Chase & Co.	1,299,900	146,381,739
PNC Financial Services Group, Inc.	392,223	61,881,023
U.S. Bancorp	1,199,800	55,214,796
		302,759,038
Beverages — 2.2%
PepsiCo, Inc.	1,367,893	227,973,047
Capital Markets — 4.4%
Ameriprise Financial, Inc.	298,993	71,064,656
Bank of New York Mellon Corp.	2,998,408	125,063,598
BlackRock, Inc.	79,875	48,647,070
Northern Trust Corp.	1,099,932	106,121,439
T. Rowe Price Group, Inc.	899,916	102,239,457
		453,136,220
Chemicals — 3.0%
Akzo Nobel NV	1,298,810	84,939,409
Linde PLC	799,131	229,774,136
		314,713,545
Commercial Services and Supplies — 0.9%
Republic Services, Inc.	699,975	91,605,728
Communications Equipment — 1.7%
Cisco Systems, Inc.	4,198,777	179,035,851
Containers and Packaging — 1.3%
Amcor PLC	2,798,600	34,786,598
Packaging Corp. of America	699,221	96,142,888
		130,929,486
Diversified Telecommunication Services — 3.0%
Deutsche Telekom AG	1,999,800	39,774,513
Verizon Communications, Inc.	5,356,755	271,855,316
		311,629,829
Electric Utilities — 1.5%
Duke Energy Corp.	737,659	79,084,421
Eversource Energy	855,895	72,297,451
		151,381,872
Electrical Equipment — 3.2%
Emerson Electric Co.	2,398,390	190,767,941
Hubbell, Inc.	798,635	142,620,238
		333,388,179
Electronic Equipment, Instruments and Components — 1.2%
Corning, Inc.	2,999,521	94,514,907
TE Connectivity Ltd.	299,500	33,888,425
		128,403,332

Energy Equipment and Services — 0.3%
Baker Hughes Co.	999,992	28,869,769
Equity Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp.	99,441	25,416,125
Welltower, Inc.	199,435	16,423,472
		41,839,597
Food and Staples Retailing — 2.8%
Koninklijke Ahold Delhaize NV	3,397,509	88,433,783
Walmart, Inc.	1,696,095	206,211,230
		294,645,013
Food Products — 3.7%
Hershey Co.	494,663	106,431,691
Mondelez International, Inc., Class A	2,132,396	132,400,467
Nestle SA	1,217,136	142,249,944
		381,082,102
Gas Utilities — 5.8%
Atmos Energy Corp.	1,459,402	163,598,964
ONE Gas, Inc.(2)	2,787,912	226,350,575
Spire, Inc.(2)	2,799,796	208,220,829
		598,170,368
Health Care Equipment and Supplies — 5.2%
Becton Dickinson and Co.	345,222	85,107,580
Medtronic PLC	5,035,604	451,945,459
		537,053,039
Health Care Providers and Services — 0.8%
Cardinal Health, Inc.	350,200	18,304,954
Quest Diagnostics, Inc.	89,917	11,957,163
UnitedHealth Group, Inc.	99,900	51,311,637
		81,573,754
Household Products — 2.3%
Colgate-Palmolive Co.	1,130,335	90,585,047
Henkel AG & Co. KGaA, Preference Shares	599,600	37,103,583
Kimberly-Clark Corp.	399,800	54,032,970
Procter & Gamble Co.	383,320	55,117,583
		236,839,183
Industrial Conglomerates — 0.3%
Siemens AG	299,800	30,818,389
Insurance — 4.1%
Aflac, Inc.	1,174,848	65,004,340
Allstate Corp.	399,507	50,629,522
Chubb Ltd.	483,282	95,003,576
Marsh & McLennan Cos., Inc.	1,184,541	183,899,990
MetLife, Inc.	498,700	31,313,373
		425,850,801
IT Services — 2.0%
Automatic Data Processing, Inc.	999,905	210,020,046
Media — 0.3%
Comcast Corp., Class A	698,700	27,416,988
Oil, Gas and Consumable Fuels — 6.2%
Chevron Corp.	799,883	115,807,061
Enterprise Products Partners LP	8,599,056	209,558,995
Exxon Mobil Corp.	2,499,300	214,040,052
TotalEnergies SE	1,999,317	105,237,983
		644,644,091

Personal Products — 1.8%
Unilever PLC	4,098,914	186,174,094
Pharmaceuticals — 7.0%
Johnson & Johnson	2,638,539	468,367,058
Merck & Co., Inc.	197,700	18,024,309
Roche Holding AG	699,162	233,729,726
		720,121,093
Road and Rail — 1.3%
Norfolk Southern Corp.	599,819	136,332,861
Semiconductors and Semiconductor Equipment — 1.0%
Texas Instruments, Inc.	653,413	100,396,907
Software — 2.2%
Microsoft Corp.	875,706	224,907,572
Thrifts and Mortgage Finance — 0.7%
Capitol Federal Financial, Inc.(2)	7,926,086	72,761,469
TOTAL COMMON STOCKS (Cost $6,180,587,848)		7,908,314,747
PREFERRED STOCKS — 9.4%
Banks — 6.1%
Bank of America Corp., 4.30%	23,898,000	20,014,575
Bank of America Corp., 5.875%	97,645,000	85,857,434
Citigroup, Inc., 5.95%	68,062,000	66,857,303
JPMorgan Chase & Co., 4.60%	89,013,000	75,395,886
JPMorgan Chase & Co., 4.71%	82,210,000	78,058,284
JPMorgan Chase & Co., 5.00%	161,224,000	142,380,945
Truist Financial Corp., 4.95%	20,951,000	20,446,862
U.S. Bancorp, 5.30%	134,980,000	115,036,705
Wells Fargo & Co., 3.90%	34,997,000	30,163,039
		634,211,033
Capital Markets — 1.5%
Bank of New York Mellon Corp., 4.70%	22,938,000	22,467,771
Charles Schwab Corp., 5.375%	49,991,000	49,616,067
Charles Schwab Corp., Series I, 4.00%	99,959,000	84,856,195
		156,940,033
Electric Utilities — 0.9%
Duke Energy Corp., 4.875%(1)	98,816,000	90,169,600
Insurance — 0.3%
Progressive Corp., 5.375%(1)	40,146,000	35,428,846
Multi-Utilities — 0.6%
Dominion Energy, Inc., 4.65%	65,854,000	58,849,671
TOTAL PREFERRED STOCKS (Cost $1,099,630,602)		975,599,183
EQUITY LINKED NOTES — 3.5%
Biotechnology — 0.4%
UBS AG, (convertible into Gilead Sciences, Inc.), 3.55%, 10/24/22(3)	619,200	38,839,320
Diversified Financial Services — 1.0%
Citigroup Global Markets Holdings, Inc., (convertible into Berkshire Hathaway, Inc., Class B), 4.49%, 12/28/22(3)	99,900	27,273,199
Credit Suisse AG, (convertible into Berkshire Hathaway, Inc., Class B), 4.50%, 11/28/22(3)	19,900	5,749,608
Goldman Sachs International, (convertible into Berkshire Hathaway, Inc., Class B), 4.45%, 11/14/22(3)	70,100	21,081,173
JPMorgan Chase Bank N.A., (convertible into Berkshire Hathaway, Inc., Class B), 0.90%, 7/19/22(3)	56,600	17,412,481
UBS AG, (convertible into Berkshire Hathaway, Class B), 1.10%, 9/9/22(3)	122,200	37,391,367
		108,907,828
Electrical Equipment — 0.1%
Royal Bank of Canada, (convertible into Rockwell Automation, Inc.), 7.28%, 11/9/22(3)	66,700	14,037,682

Industrial Conglomerates — 0.2%
Royal Bank of Canada, (convertible into 3M Co.), 7.80%, 11/2/22(3)	133,300	18,983,253
Machinery — 0.7%
Citigroup Global Markets Holdings, Inc., (convertible into Deere & Co.), 13.22%, 12/29/22(3)	99,000	29,695,545
Goldman Sachs International, (convertible into Stanley Black & Decker, Inc), 8.50%, 9/30/22(3)	208,300	22,085,007
Merrill Lynch International & Co. CV, (convertible into Stanley Black & Decker, Inc.), 9.70%, 11/2/22(3)	140,000	15,838,200
		67,618,752
Metals and Mining — 0.6%
Credit Suisse AG, (convertible into Freeport-McMoRan, Inc.), 20.50%, 7/29/22(3)	655,800	21,857,814
JPMorgan Chase Bank N.A., (convertible into Freeport-McMoRan, Inc.), 22.60%, 10/25/22(3)	573,200	18,849,682
Royal Bank of Canada, (convertible into Newmont Corp.), 11.04%, 11/2/22(3)	266,500	17,900,805
		58,608,301
Semiconductors and Semiconductor Equipment — 0.2%
Merrill Lynch International & Co. CV, (convertible into Texas Instruments, Inc.), 11.60%, 11/9/22(3)	115,100	19,161,848
Specialty Retail — 0.3%
Merrill Lynch International & Co. CV, (convertible into Advanced Auto Parts, Inc.), 7.00%, 8/18/22(3)	175,000	33,426,750
TOTAL EQUITY LINKED NOTES (Cost $389,041,790)		359,583,734
EXCHANGE-TRADED FUNDS — 3.2%
iShares Russell 1000 Value ETF (Cost $347,571,220)	2,299,648	333,379,971
CONVERTIBLE PREFERRED STOCKS — 1.8%
Banks — 0.5%
Bank of America Corp., 7.25%	42,200	50,914,722
Health Care Equipment and Supplies — 1.3%
Becton Dickinson and Co., 6.00%, 6/1/23(1)	2,799,928	138,484,439
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $204,987,565)		189,399,161
CONVERTIBLE BONDS — 1.8%
Airlines — 0.2%
Southwest Airlines Co., 1.25%, 5/1/25	19,934,000	23,547,038
Hotels, Restaurants and Leisure — 0.6%
Cracker Barrel Old Country Store, Inc., 0.625%, 6/15/26	74,969,000	61,174,704
Semiconductors and Semiconductor Equipment — 1.0%
Microchip Technology, Inc., 0.125%, 11/15/24(1)	99,529,000	99,529,000
TOTAL CONVERTIBLE BONDS (Cost $204,123,488)		184,250,742
CORPORATE BONDS — 0.2%
Electric Utilities — 0.2%
NextEra Energy Capital Holdings, Inc., VRN, 5.65%, 5/1/79 (Cost $19,805,858)	19,778,000	17,400,106
SHORT-TERM INVESTMENTS — 3.7%
Discount Notes(4) — 0.4%
Federal Home Loan Bank Discount Notes, 1.02%, 7/1/22	10,000,000	10,000,000
Federal Home Loan Bank Discount Notes, 0.81%, 7/6/22	30,000,000	29,994,248
		39,994,248
Money Market Funds — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	145,233	145,233
State Street Navigator Securities Lending Government Money Market Portfolio(5)	58,146,655	58,146,655
		58,291,888
Repurchase Agreements — 1.8%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 4.25%, 5/15/23 - 11/15/43, valued at $27,017,519), in a joint trading account at 1.43%, dated 6/30/22, due 7/1/22 (Delivery value $26,385,013)		26,383,965
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 1.75%, 1/15/28 - 1/31/28, valued at $161,815,901), at 1.44%, dated 6/30/22, due 7/1/22 (Delivery value $158,649,346)		158,643,000
		185,026,965

Treasury Bills(4) — 1.0%
U.S. Treasury Bills, 0.61%, 7/7/22	100,000,000	99,987,583
TOTAL SHORT-TERM INVESTMENTS (Cost $383,305,520)		383,300,684
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $8,829,053,891)		10,351,228,328
OTHER ASSETS AND LIABILITIES — (0.1)%		(10,099,171)
TOTAL NET ASSETS — 100.0%		$10,341,129,157

WRITTEN OPTIONS CONTRACTS
Reference Entity	Contracts	Type	Exercise Price	Expiration Date	Underlying Notional Amount	Premiums Received	Value
BlackRock, Inc.	294	Put	$530.00	7/15/22	$17,905,776	$(78,643)	$(85,995)
CVS Health Corp.	2,494	Put	$85.00	7/15/22	$23,109,404	(244,223)	(66,091)
Chevron Corp.	987	Put	$125.00	7/15/22	$14,289,786	(123,873)	(52,805)
FedEx Corp.	1,123	Put	$200.00	7/15/22	$25,459,533	(90,241)	(95,455)
Linde PLC	104	Put	$250.00	7/15/22	$2,990,312	(9,747)	(9,360)
T. Rowe Price Group, Inc.	115	Put	$100.00	7/15/22	$1,306,515	(9,053)	(5,635)
Truist Financial Corp.	632	Put	$42.50	7/15/22	$2,997,576	(18,441)	(12,640)
						$(574,221)	$(327,981)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	305,816,290	CHF	292,641,724	Morgan Stanley	9/30/22	$(2,662,715)
USD	12,963,672	CHF	12,316,098	Morgan Stanley	9/30/22	(18,952)
USD	486,418,183	EUR	460,022,114	JPMorgan Chase Bank N.A.	9/30/22	1,328,774
JPY	148,452,500	USD	1,098,989	Bank of America N.A.	9/30/22	1,968
USD	32,627,409	JPY	4,377,228,000	Bank of America N.A.	9/30/22	164,911
						$(1,186,014)

NOTES TO SCHEDULE OF INVESTMENTS
CHF	-	Swiss Franc
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $71,521,688. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $359,583,734, which represented 3.5% of total net assets.
(4)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(5)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $73,754,980, which includes securities collateral of $15,608,325.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Open-end management investment companies are valued at the reported NAV per share. Exchange-traded options contracts are valued at a mean as provided by independent pricing services. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Auto Components	—	36,386,451	—
Chemicals	229,774,136	84,939,409	—
Diversified Telecommunication Services	271,855,316	39,774,513	—
Food and Staples Retailing	206,211,230	88,433,783	—
Food Products	238,832,158	142,249,944	—
Household Products	199,735,600	37,103,583	—
Industrial Conglomerates	—	30,818,389	—
Oil, Gas and Consumable Fuels	539,406,108	105,237,983	—
Personal Products	—	186,174,094	—
Pharmaceuticals	486,391,367	233,729,726	—
Other Industries	4,751,260,957	—	—
Preferred Stocks	—	975,599,183	—
Equity Linked Notes	—	359,583,734	—
Exchange-Traded Funds	333,379,971	—	—
Convertible Preferred Stocks	138,484,439	50,914,722	—
Convertible Bonds	—	184,250,742	—
Corporate Bonds	—	17,400,106	—
Short-Term Investments	58,291,888	325,008,796	—
	7,453,623,170	2,897,605,158	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,495,653	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	2,681,667	—
Written Options Contracts	327,981	—	—
	327,981	2,681,667	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended June 30, 2022 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
Capitol Federal Financial, Inc.	$86,106	$116	—	$(13,461)	$72,761	7,926	—	$2,258
ONE Gas, Inc.	260,206	—	$13,053	(20,802)	226,351	2,788	$1,349	1,736
Spire, Inc.	179,393	21,642	—	7,186	208,221	2,800	—	1,719
	$525,705	$21,758	$13,053	$(27,077)	$507,333	13,514	$1,349	$5,713
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.